Schedule of property and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	$ 11,645
Impairment	(1,061)
Property and equipment, Ending	10,966	11,645
Equipment not available for use [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	2,199
Property and equipment, Ending	2,805	2,199
Equipments [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	3,911
Property and equipment, Ending	3,350	3,911
Office equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	104
Property and equipment, Ending	95	104
Buildings [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	1,481
Property and equipment, Ending	2,017	1,481
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	3,950
Property and equipment, Ending	2,699	3,950
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	21,449	20,538
Acquisition of Aeterna (note 5)	235
Additions	2,581	857
Impairment	(1,061)
Disposals	(1,310)	(438)
Impact of foreign exchange rate changes	(1,795)	492
Property and equipment, Ending	20,099	21,449	20,538
Gross carrying amount [member] | Equipment not available for use [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	2,199	1,462
Acquisition of Aeterna (note 5)
Additions	1,395	683
Impairment	(547)
Disposals
Impact of foreign exchange rate changes	(242)	54
Property and equipment, Ending	2,805	2,199	1,462
Gross carrying amount [member] | Equipments [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	9,059	9,223
Acquisition of Aeterna (note 5)	124
Additions	224	68
Impairment
Disposals	(989)	(438)
Impact of foreign exchange rate changes	(696)	206
Property and equipment, Ending	7,722	9,059	9,223
Gross carrying amount [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	717	681
Acquisition of Aeterna (note 5)	23
Additions	12	20
Impairment
Disposals	(321)
Impact of foreign exchange rate changes	(55)	16
Property and equipment, Ending	376	717	681
Gross carrying amount [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	2,794	2,730
Acquisition of Aeterna (note 5)	88
Additions	939
Impairment
Disposals
Impact of foreign exchange rate changes	(269)	64
Property and equipment, Ending	3,552	2,794	2,730
Gross carrying amount [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	6,680	6,442
Acquisition of Aeterna (note 5)
Additions	11	86
Impairment	(514)
Disposals
Impact of foreign exchange rate changes	(533)	152
Property and equipment, Ending	5,644	6,680	6,442
Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	9,804	8,584
Amortization	1,445	1,441
Disposals	(1,310)	(438)
Impact of foreign exchange rate changes	(806)	217
Property and equipment, Ending	9,133	9,804	8,584
Accumulated depreciation [member] | Equipment not available for use [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning
Amortization
Disposals
Impact of foreign exchange rate changes
Property and equipment, Ending
Accumulated depreciation [member] | Equipments [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	5,148	4,842
Amortization	612	630
Disposals	(989)	(438)
Impact of foreign exchange rate changes	(399)	114
Property and equipment, Ending	4,372	5,148	4,842
Accumulated depreciation [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	613	565
Amortization	36	34
Disposals	(321)
Impact of foreign exchange rate changes	(47)	14
Property and equipment, Ending	281	613	565
Accumulated depreciation [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	1,313	997
Amortization	343	287
Disposals
Impact of foreign exchange rate changes	(121)	29
Property and equipment, Ending	1,535	1,313	997
Accumulated depreciation [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	2,730	2,180
Amortization	454	490
Disposals
Impact of foreign exchange rate changes	(239)	60
Property and equipment, Ending	$ 2,945	$ 2,730	$ 2,180